Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks (88.6%)
Airlines (0.4%)
Hawaiian Holdings, Inc.	40,000	$417,600
Biotechnology (1.7%)
CRISPR Therapeutics AG (Switzerland) (a)	5,500	233,255
Moderna, Inc. (a)	30,000	898,500
Voyager Therapeutics, Inc. (a)	90,000	823,500
		1,955,255
Building Products (0.0%)
DIRTT Environmental Solutions (Canada) (a)	40,000	39,232
Communications Equipment (8.3%)
Cambium Networks Corp. (a)	620,000	3,472,000
EMCORE Corp. (a)	750,000	1,680,000
KVH Industries, Inc. (a)(b)	285,000	2,687,550
ViaSat, Inc. (a)	45,000	1,616,400
		9,455,950
Consumer Finance (3.2%)
LendingTree, Inc. (a)	20,000	3,667,800
Diversified Telecommunication Services (0.3%)
Vonage Holdings Corp. (a)	50,000	361,500
Electrical Equipment (2.5%)
Vicor Corp. (a)(b)	63,350	2,821,609
Electronic Equipment, Instruments & Components (14.7%)
Akoustis Technologies, Inc. (a)	600,000	3,222,000
Coherent, Inc. (a)	7,500	798,075
Frequency Electronics, Inc. (a)	85,000	776,900
II-VI, Inc. (a)	190,000	5,415,000
National Instruments Corp.	20,000	661,600
nLight, Inc. (a)	200,000	2,098,000
Sanmina Corp. (a)	20,000	545,600
TTM Technologies, Inc. (a)	90,000	930,600
Vishay Precision Group, Inc. (a)	120,000	2,409,600
		16,857,375
Energy Equipment & Services (2.8%)
Aspen Aerogels, Inc. (a)	526,550	3,233,017
Entertainment (0.2%)
Roku, Inc., Class A (a)	3,000	262,440
Health Care Equipment & Supplies (8.3%)
GenMark Diagnostics, Inc. (a)	1,000,000	4,120,000
Inogen, Inc. (a)	52,000	2,686,320
ViewRay, Inc. (a)	1,100,000	2,750,000
		9,556,320
IT Services (3.4%)
Fastly, Inc. (a)	40,000	759,200
Limelight Networks, Inc. (a)	520,000	2,964,000
Twilio, Inc., Class A (a)	2,000	178,980
		3,902,180
Machinery (0.3%)
Westinghouse Air Brake Technologies Corp.	6,000	288,780
Oil, Gas & Consumable Fuels (0.7%)
Navigator Holdings, Ltd. (a)	180,000	802,800
Semiconductors & Semiconductor Equipment (16.8%)
Advanced Energy Industries, Inc. (a)	30,000	1,454,700
AXT, Inc. (a)	900,000	2,889,000
Brooks Automation, Inc.	10,000	305,000
Cohu, Inc.	100,000	1,238,000
Ichor Holdings, Ltd. (a)	40,000	766,400
MACOM Technology Solutions Holdings, Inc. (a)	10,000	189,300
MaxLinear, Inc. (a)	475,000	5,543,250
MKS Instruments, Inc.	10,000	814,500
PDF Solutions, Inc. (a)(b)	232,000	2,719,040
Photronics, Inc. (a)	219,500	2,252,070
SiTime Corp. (a)	50,000	1,088,500
		19,259,760
Software (18.4%)
8x8, Inc. (a)	90,000	1,247,400
Appian Corp. (a)	40,000	1,609,200
Bottomline Technologies DE, Inc. (a)	30,000	1,099,500
ChannelAdvisor Corp. (a)	410,000	2,976,600
Cornerstone OnDemand, Inc. (a)	5,000	158,750
FireEye, Inc. (a)	390,000	4,126,200
GSE Systems, Inc. (a)	24,029	22,347
Mimecast, Ltd. (a)	72,500	2,559,250
Pluralsight, Inc. (a)	250,000	2,745,000
SPS Commerce, Inc. (a)	50,000	2,325,500
Zendesk, Inc. (a)	3,000	192,030
Zuora, Inc. (a)	250,000	2,012,500
		21,074,277
Specialty Retail (0.6%)
Floor & Decor Holdings, Inc. (a)	20,000	641,800
Technology Hardware, Storage & Peripherals (5.5%)
Intevac, Inc. (a)	500,000	2,045,000
Pure Storage, Inc., Class A (a)	200,000	2,460,000
Super Micro Computer, Inc. (a)(b)	85,000	1,808,800
		6,313,800
Trading Companies & Distributors (0.5%)
Air Lease Corp.	27,500	608,850
Total Common Stocks
(Cost $121,578,064)		$101,520,345

Short-Term Investments (12.2%)
Money Market Fund (12.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.51% (a)
(Cost $13,940,284)	13,940,284	13,940,284

Total Investments (100.8%)
(Cost $135,518,348)		115,460,629
Liabilities in Excess of Other Assets (-0.8%)		(896,863)
Net Assets (100.0%)		$114,563,766

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,568,200.
(c)	Rate shown is the seven day yield as of March 31, 2020.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
Country		Long
United States^		99.8%
Canada		0.0%
Switzerland		0.2%
Total		100.0%
^	United States allocation includes Short-Term Investment-Money Market Fund of 12.20%